Retirement Benefit Plans - Disclosure of Movements in Fair Value of Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	£ (92)
Interest cost	(5)	£ (10)	£ (23)
Return on plan assets (excluding amounts included in net interest expense)	(454)	(1,328)	(855)
Ending balance	(1,535)	(92)
Fair value of scheme assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	13,979	12,547
Interest cost	193	263
Contributions paid by employer and scheme members	246	245
Contributions paid by fellow Banco Santander subsidiaries	0	0
Administration costs paid	(8)	(8)
Return on plan assets (excluding amounts included in net interest expense)	454	1,328
Benefits paid	(398)	(396)
Derecognition of pension scheme liabilities arising from the sale of PSA	(53)	0
Ending balance	£ 14,413	£ 13,979	£ 12,547